Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

July 5, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab Investments (“Trust”) (File Nos. 033-37459 and 811-06200)

Schwab Global Real Estate Fund

Post-Effective Amendment No. 128

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and statement of additional information, dated June 30, 2016, for the above-named fund that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and statement of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Catherine MacGregor
Catherine MacGregor
Vice President
Charles Schwab Investment Management, Inc.